REVENUES Timing of revenue recognition from contracts with customers (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 7,000	$ 10,565	$ 16,787	$ 19,591
Business services
Disclosure of operating segments [line items]
Revenue from contracts with customers	3,836	7,341	10,176	14,262
Infrastructure services
Disclosure of operating segments [line items]
Revenue from contracts with customers	968	959	1,970	2,090
Industrials
Disclosure of operating segments [line items]
Revenue from contracts with customers	2,196	2,265	4,641	3,239
Corporate and other
Disclosure of operating segments [line items]
Revenue from contracts with customers	0	0	0	0
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenue from contracts with customers	5,389	8,332	13,525	14,980
Goods and services provided at a point in time | Business services
Disclosure of operating segments [line items]
Revenue from contracts with customers	2,863	5,839	8,199	11,139
Goods and services provided at a point in time | Infrastructure services
Disclosure of operating segments [line items]
Revenue from contracts with customers	367	288	762	713
Goods and services provided at a point in time | Industrials
Disclosure of operating segments [line items]
Revenue from contracts with customers	2,159	2,205	4,564	3,128
Goods and services provided at a point in time | Corporate and other
Disclosure of operating segments [line items]
Revenue from contracts with customers	0	0	0	0
Services transferred over time
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,611	2,233	3,262	4,611
Services transferred over time | Business services
Disclosure of operating segments [line items]
Revenue from contracts with customers	973	1,502	1,977	3,123
Services transferred over time | Infrastructure services
Disclosure of operating segments [line items]
Revenue from contracts with customers	601	671	1,208	1,377
Services transferred over time | Industrials
Disclosure of operating segments [line items]
Revenue from contracts with customers	37	60	77	111
Services transferred over time | Corporate and other
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 0	$ 0	$ 0	$ 0